RELATED PARTY TRANSACTIONS 2 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Bain Capital Education IV [Member]
Due from Related Parties	¥ 190	$ 28	¥ 6,604